Debt, Banking Arrangements, and Leases	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
Note 13 – Debt, Banking Arrangements, and Leases
Long-Term Debt

	December 31,
	2015	2014
	(Millions)
Unsecured:
Transco:
6.4% Notes due 2016 (2)	$200	$200
6.05% Notes due 2018	250	250
7.08% Debentures due 2026	8	8
7.25% Debentures due 2026	200	200
5.4% Notes due 2041	375	375
4.45% Notes due 2042	400	400
Northwest Pipeline:
7% Notes due 2016	175	175
5.95% Notes due 2017	185	185
6.05% Notes due 2018	250	250
7.125% Debentures due 2025	85	85
Williams Partners L.P.:
3.8% Notes due 2015 (1)	—	750
7.25% Notes due 2017	600	600
5.25% Notes due 2020	1,500	1,500
4.125% Notes due 2020	600	600
5.875% Notes due 2021	—	750
4% Notes due 2021	500	500
3.6% Notes due 2022	1,250	—
3.35% Notes due 2022	750	750
6.125% Notes due 2022	750	750
4.875% Notes due 2023	1,400	1,400
4.5% Notes due 2023	600	600
4.3% Notes due 2024	1,000	1,000
4.875% Notes due 2024	750	750
3.9% Notes due 2025	750	750
4.0% Notes due 2025	750	—
6.3% Notes due 2040	1,250	1,250
5.8% Notes due 2043	400	400
5.4% Notes due 2044	500	500
4.9% Notes due 2045	500	500
5.1% Notes due 2045	1,000	—
Term Loan, variable interest rate, due 2018	850	—
Credit facility loans	1,310	640
Capital lease obligations	1	5
Debt issuance costs	(91)	(74)
Net unamortized debt premium (discount)	129	207
Long-term debt, including current portion	19,177	16,256
Long-term debt due within one year	(176)	(4)
Long-term debt	$19,001	$16,252

______________________________________________________

(1)	Presented as long-term debt at December 31, 2014, due to our intent and ability to refinance.

(2)	Presented as long-term debt at December 31, 2015, due to Transco’s intent and ability to refinance.

The terms of our senior unsecured notes are governed by indentures that contain covenants that, among other things, limit: (1) our ability and the ability of our subsidiaries to create liens securing indebtedness and (2) mergers, consolidations, and sales of assets. The indentures also contain customary events of default, upon which the trustee or the holders of the senior unsecured notes may declare all outstanding senior unsecured notes to be due and payable immediately.
The following table presents aggregate minimum maturities of long-term debt, excluding net unamortized debt premium (discount), debt issuance costs, and capital lease obligations, for each of the next five years:

December 31, 2015
(Millions)
2016	$175
2017	785
2018	1,350
2019	—
2020	2,100

Provisions concerning ACMP long-term debt
Certain long-term debt originally issued by ACMP totaling $2.9 billion has provisions that would require us to make an offer to repurchase such notes at 101 percent of the principle amount should our credit be downgraded by either Moody’s Investor Service or Standard and Poor’s within a period of ninety days following the completion of the proposed ETC Merger.
Issuances and retirements
On January 22, 2016, Transco, issued $1 billion of 7.85 percent senior unsecured notes due 2026 to investors in a private debt placement. Transco intends to use the net proceeds to repay debt and to fund capital expenditures.
In December 2015, we borrowed $850 million on a variable interest rate loan with certain lenders due 2018. At December 31, 2015 the interest rate was 1.85 percent. We used the proceeds for working capital, capital expenditures, and for general partnership purposes.
On April 15, 2015, we paid $783 million, including a redemption premium, to early retire $750 million of 5.875 percent senior notes due 2021 with a carrying value of $797 million.
On March 3, 2015, we completed a public offering of $1.25 billion of 3.6 percent senior unsecured notes due 2022, $750 million of 4 percent senior unsecured notes due 2025, and $1 billion of 5.1 percent senior unsecured notes due 2045. We used the net proceeds to repay amounts outstanding under our commercial paper program and credit facility, to fund capital expenditures, and for general partnership purposes.
We retired $750 million of 3.8 percent senior unsecured notes that matured on February 15, 2015.
On June 27, 2014, Pre-merger WPZ completed a public offering of $750 million of 3.9 percent senior unsecured notes due 2025 and $500 million of 4.9 percent senior unsecured notes due 2045. Pre-merger WPZ used the net proceeds to repay amounts outstanding under its commercial paper program, to fund capital expenditures, and for general partnership purposes.
On March 4, 2014, Pre-merger WPZ completed a public offering of $1 billion of 4.3 percent senior unsecured notes due 2024 and $500 million of 5.4 percent senior unsecured notes due 2044. Pre-merger WPZ used the net proceeds to repay amounts outstanding under its commercial paper program, to fund capital expenditures, and for general partnership purposes.
Credit Facilities

	December 31, 2015
	Available	Outstanding
	(Millions)
Long-term credit facility (1)	$3,500	$1,310
Letters of credit under certain bilateral bank agreements		2
Short-term credit facility	150	—
__________

(1)
In managing our available liquidity, we do not expect a maximum outstanding amount in excess of the capacity of our credit facility inclusive of any outstanding amounts under our commercial paper program.

Long-term credit facilities
Prior to our merger both Pre-merger WPZ and ACMP had separate credit facilities that terminated on February 2, 2015.
On February 2, 2015, we along with Transco, Northwest Pipeline, the lenders named therein and an administrative agent entered into the Second Amended & Restated Credit Agreement with aggregate commitments available of $3.5 billion, with up to an additional $500 million increase in aggregate commitments available under certain circumstances. The maturity date of the facility is February 2, 2020. However, the co-borrowers may request up to two extensions of the maturity date each for an additional one year period to allow a maturity date as late as February 2, 2022, under certain circumstances. The agreement allows for swing line loans up to an aggregate amount of $150 million, subject to available capacity under the credit facility, and letters of credit commitments of $1.125 billion. Transco and Northwest Pipeline are each able to borrow up to $500 million under this credit facility to the extent not otherwise utilized by the other co-borrowers. On December 18, 2015, we along with Transco, Northwest Pipeline, the lenders named therein and an administrative agent entered into the Amendment No. 1 to Second Amended & Restated Credit Agreement modifying the thresholds specified in the covenant related to the maximum ratio of our debt to EBITDA.
The agreement governing our credit facility contains the following terms and conditions:

•
Various covenants may limit, among other things, a borrower’s and its material subsidiaries’ ability to grant certain liens supporting indebtedness, merge or consolidate, sell all or substantially all of its assets, enter into certain affiliate transactions, make certain distributions during an event of default, enter into certain restrictive agreements, and allow any material change in the nature of its business.

•
If an event of default with respect to a borrower occurs under the credit facility, the lenders will be able to terminate the commitments for all borrowers and accelerate the maturity of any loans of the defaulting borrower under the credit facility agreement and exercise other rights and remedies.

•
Other than swing line loans, each time funds are borrowed, the borrower must choose whether such borrowing will be an alternate base rate borrowing or a Eurodollar borrowing.  If such borrowing is an alternate base rate borrowing, interest is calculated on the basis of the greater of (a) the Prime Rate, (b) the Federal Funds Effective Rate plus one half of 1 percent and (c) a periodic fixed rate equal to the London Interbank Offered Rate (LIBOR) plus 1 percent, plus, in the case of each of (a), (b) and (c), an applicable margin. If the borrowing is a Eurodollar borrowing, interest is calculated on the basis of LIBOR for the relevant period plus an applicable margin.  Interest on swing line loans is calculated as the sum of the alternate base rate plus an applicable margin.  The borrower is required to pay a commitment fee based on the unused portion of the credit facility. The applicable margin and the commitment fee are determined for each borrower by reference to a pricing schedule based on such borrower’s senior unsecured long-term debt ratings.

Significant financial covenants under the agreement require the ratio of debt to EBITDA, each as defined in the credit facility, be no greater than:

•	5.75 to 1, for the quarters ending December 31, 2015, March 31, 2016 and June 30, 2016;

•	5.50 to 1, for the quarters ending September 30, 2016 and December 31, 2016;

•
5.00 to 1, for the quarter ending March 31, 2017 and each subsequent fiscal quarter, except for the the fiscal quarter and the two following fiscal quarters in which one or more acquisitions has been executed, in which case the ratio of debt to EBITDA is to be no greater than 5.5 to 1.

The ratio of debt to capitalization (defined as net worth plus debt) must be no greater than 65 percent for each of Transco and Northwest Pipeline. We are in compliance with these financial covenants as measured at December 31, 2015.
As of February 25, 2016, $925 million is outstanding under our long-term credit facility.
Short-term credit facility
On February 3, 2015, we entered into a short-term $1.5 billion credit facility and terminated it on March 3, 2015.
On August 26, 2015, we entered into a credit agreement providing for a $1.0 billion short-term credit facility with a maturity date of August 24, 2016. On December 23, 2015, the capacity of this facility decreased to $150 million in conjunction with entering into the $850 million term loan.
The agreement governing this credit facility contains the following terms and conditions:

•	This facility becomes available when the aggregate amount of outstanding loans under our long-term credit facility plus outstanding commercial paper borrowings reach a total of $3.5 billion.

•
Various covenants that limit, among other things, a borrower’s and its respective material subsidiaries’ ability to grant certain liens supporting indebtedness, merge or consolidate, sell all or substantially all of its assets in certain circumstances, enter into certain affiliate transactions, make certain distributions during an event of default, enter into certain restrictive agreements and allow any material change in the nature of its business.

•
If an event of default with respect to a borrower occurs under the credit facility, the lenders will be able to terminate the commitments and accelerate the maturity of the loans and exercise other rights and remedies.

•
Each time funds are borrowed under the credit facility, the borrower may choose from two methods of calculating interest: a fluctuating base rate equal to an alternate base rate plus an applicable margin, or a periodic fixed rate equal to LIBOR plus an applicable margin. The borrower is required to pay a commitment fee based on the unused portion of the credit facility. The applicable margin and the commitment fee are determined by reference to a pricing schedule based on the borrower’s senior unsecured long-term debt ratings.

The significant financial covenant requires the ratio of debt to EBITDA, each as defined in the credit agreement, as of the last day of any fiscal quarter to be no greater than 6.0 to 1.0. We are in compliance with these financial covenants as measured at December 31, 2015.
Commercial Paper Program
On February 2, 2015, we amended and restated the commercial paper program for the ACMP Merger and to allow a maximum outstanding amount of unsecured commercial paper notes of $3 billion. The maturities of the commercial paper notes vary but may not exceed 397 days from the date of issuance. The commercial paper notes are sold under customary terms in the commercial paper market and are issued at a discount from par, or, alternatively, are sold at par and bear varying interest rates on a fixed or floating basis. Proceeds from these notes are used for general partnership purposes, including funding capital expenditures, working capital, and partnership distributions.  We classify commercial paper outstanding in Current liabilities in the Consolidated Balance Sheet, as the outstanding notes at December 31, 2015 and December 31, 2014, have maturity dates less than three months from the date of issuance. At December 31, 2015, $499 million of Commercial paper is outstanding at a weighted average interest rate of 0.92 percent. At December 31, 2014, $798 million of Commercial paper is outstanding at a weighted average interest rate of 0.92 percent.

Cash Payments for Interest (Net of Amounts Capitalized)
Cash payments for interest (net of amounts capitalized) were $795 million in 2015, $499 million in 2014, and $366 million in 2013.
Leases-Lessee
The future minimum annual rentals under noncancelable operating leases, are payable as follows:

December 31, 2015
(Millions)
2016	$77
2017	63
2018	46
2019	36
2020	32
Thereafter	99
Total	$353

Total rent expense was $157 million in 2015, $101 million in 2014, and $51 million in 2013 and primarily included in Operating and maintenance expenses and Selling, general, and administrative expenses in the Consolidated Statement of Comprehensive Income (Loss).
Accounting Standards Issued and Adopted
In April 2015, the FASB issued ASU 2015-03 “Interest - Imputation of Interest: Simplifying the Presentation of Debt Issuance Costs” (ASU 2015-03). ASU 2015-03 simplifies the presentation of debt issuance costs by requiring such costs be presented as a deduction from the corresponding debt liability. Subsequently, in August 2015, the FASB issued ASU 2015-15 “Interest-Imputation of Interest (Subtopic 835-30): Presentation and Subsequent Measurement of Debt Issuance Costs Associated with Line-of-Credit Arrangements-Amendments to SEC Paragraphs Pursuant to Staff Announcement at June 18, 2015 EITF Meeting” (ASU 2015-15). In ASU 2015-15 the FASB stated that the guidance in ASU 2015-03 did not address the presentation or subsequent measurement of debt issuance costs related to line-of-credit arrangements, and entities are permitted to defer and present debt issuance costs related to line-of-credit arrangements as assets. The standards are effective for financial statements issued for interim and annual reporting periods beginning after December 15, 2015, and require retrospective presentation. Early adoption is permitted. We elected to early adopt these standards for the periods presented. Accordingly, $91 million and $74 million of debt issuance costs as of December 31, 2015 and 2014, respectively, are now reflected as a direct reduction of Long-term debt in our Consolidated Balance Sheet. Debt issuance costs related to our credit facilities are presented in Regulatory assets, deferred charges, and other in the Consolidated Balance Sheet.